10. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments And Contingencies
10. Commitments and Contingencies

The Company has an agreement with an employee to pay for certain services by the issuance of options to purchase 291,900 shares of common stock of the Company.

Contractual Commitments

The Company incurred total rent expense of $81,000 and $166,147, respectively, for the nine months ended September 30, 2014 and 2013.

Minimum contractual commitments, as of September 30, 2014, are as follows:

	Operating	Long-term
	leases	Financing
2014	$64,000	$18,000
2015	75,000	87,000
2016	75,000	48,000
2017	75,000	45,000
2018	-	4,000

Contractual Commitments

The Company incurred total rent expense of $200,000; $103,000 and $191,000, for the year ended December 31, 2013, the six months ended December 31, 2012 and the year ended June 30, 2012, respectively.

Minimum contractual commitments, as of December 31, 2013,is as follows:

	Operating	Long-term
	leases	Financing

2014	$123,000	$65,000
2015	75,000	87,000
2016	75,000	48,000
2017	75,000	45,000
2018	-	4,000